Pension Benefits (Tables)	6 Months Ended
Jun. 30, 2013
Pension Benefits [Abstract]
Net Periodic Pension Cost

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Components of net periodic benefit cost
Service cost	$453	$373	$906	$746
Interest cost	291	299	582	598
Expected return on plan assets	(440)	(406)	(880)	(812)
Amortization of prior year service cost	(5)	(5)	(10)	(10)
Amortization of transition asset	(2)	(4)	(4)	(8)
Recognized net actuarial loss	341	262	682	524
Net periodic pension cost	$638	$519	$1,276	$1,038